Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair Value Assets and Liabilities Measured on Recurring Basis

The Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of June 30, 2015 and 2014 and December 31, 2014 are as follows (dollars in thousands):

	June 30, 2015	Fair Value Measurements Using
		Level 1	Level 2	Level 3
Financial assets (liabilities):
Forward currency exchange contracts	$(69)	$—	$(69)	$—
Non-qualified savings plan assets (1)	1,077	1,077	—	—
Contingent consideration	(6,140)	—	—	(6,140)

Total	$(5,132)	$1,077	$(69)	$(6,140)

	June 30, 2014	Fair Value Measurements Using
		Level 1	Level 2	Level 3
Financial assets (liabilities):
Forward currency exchange contracts	$(93)	$—	$(93)	$—
Non-qualified savings plan assets (1)	734	734	—	—

Total	$641	$734	$(93)	$—

	December 31, 2014	Fair Value Measurements Using
		Level 1	Level 2	Level 3
Financial assets (liabilities):
Forward currency exchange contracts	$(213)	$—	$(213)	$—
Non-qualified savings plan assets (1)	755	755	—	—

Total	$542	$755	$(213)	$—

(1)	The non-qualified savings plan assets are included in “Other receivables and prepaid expenses” in the Company’s consolidated balance sheets and have an offsetting liability of equal amount, which is included in “Accounts payable and accrued expenses” in the Company’s consolidated balance sheets.

The Company’s financial assets that are measured at fair value on a recurring basis as of December 31, 2014 and 2013 are as follows (dollars in thousands):

	December 31, 2014	Fair Value Measurements Using
		Level 1	Level 2	Level 3
Financial assets (liabilities)
Forward currency exchange contracts	$(213)	$—	$(213)	$—
Nonqualified savings plan assets (1)	755	755	—	—

Total	$542	$755	$(213)	$—

	December 31, 2013	Fair Value Measurements Using
		Level 1	Level 2	Level 3
Financial assets (liabilities)
Nonqualified savings plan assets (1)	$559	$559	$—	$—

Total	$559	$559	$—	$—

(1)	The non-qualified savings plan assets have an offsetting liability of equal amount, which is included in “Accounts payable and accrued expenses” in the Company’s consolidated balance sheets.

Financial Assets and Liabilities Not Measured at Fair Value

The Company’s financial assets and liabilities as of June 30, 2015 and 2014 and December 31, 2014 that are not measured at fair value in the consolidated balance sheets are as follows (dollars in thousands):

	Balance at June 30, 2015	Fair Value Measurements Using

		Level 1	Level 2	Level 3
Financial assets:
Cash and cash equivalents	$96,237	$96,237	$—	$—
Short-term loans and line of credit accounts, net (1)	108,567	—	—	108,567
Installment loans and RPAs, net (1)	208,887	—	—	208,887
Restricted cash (2)	7,877	7,877	—	—
Investment in unconsolidated subsidiary (2)(3)	6,703	—	—	6,703

Total	$428,271	$104,114	$—	$324,157

Financial liabilities:
Liability for estimated losses on consumer loans guaranteed by the Company	$1,428	$—	$—	$1,428
Promissory note	3,000	—	—	3,000
Senior notes	494,516	—	481,150	—

Total	$498,944	$—	$481,150	$4,428

	Balance at June 30, 2014	Fair Value Measurements Using

		Level 1	Level 2	Level 3
Financial assets:
Cash and cash equivalents	$79,785	$79,785	$—	$—
Short-term loans and line of credit accounts, net (1)	142,722	—	—	142,722
Installment loans and RPAs, net (1)	149,244	—	—	149,244
Investment in unconsolidated subsidiary (2)(3)	6,000	—	—	6,000

Total	$377,751	$79,785	$—	$297,966

Financial liabilities:
Liability for estimated losses on consumer loans guaranteed by the Company	$1,581	$—	$—	$1,581
Senior notes	493,863	—	498,125	—

Total	$495,444	$—	$498,125	$1,581

	Balance at December 31, 2014	Fair Value Measurements Using

		Level 1	Level 2	Level 3
Financial assets:
Cash and cash equivalents	$75,106	$75,106	$—	$—
Short-term loans and line of credit accounts, net (1)	140,905	—	—	140,905
Installment loans and RPAs, net (1)	182,706	—	—	182,706
Restricted cash (2)	7,780	7,780	—	—
Investment in unconsolidated subsidiary (2)(3)	6,703	—	—	6,703

Total	$413,200	$82,886	$—	$330,314

Financial liabilities:
Liability for estimated losses on consumer loans guaranteed by the Company	$1,576	$—	$—	$1,576
Senior notes	494,181	—	491,250	—

Total	$495,757	$—	$491,250	$1,576

(1)	Short-term loans, line of credit accounts, installment loans and RPAs are included in “Loans and finance receivables, net” in the consolidated balance sheets.
(2)	Restricted cash and investment in unconsolidated subsidiary are included in “Other assets” in the consolidated balance sheets.
(3)	See Note 3 for additional information related to the investment in unconsolidated subsidiary.

The Company’s financial assets and liabilities as of December 31, 2014 and 2013 that are not measured at fair value in the consolidated balance sheets are as follows (dollars in thousands):

	December 31, 2014	Fair Value Measurements Using
		Level 1	Level 2	Level 3
Financial assets:
Cash and cash equivalents	$75,106	$75,106	$—	$—
Short-term loans and line of credit accounts, net (1)	140,905	—	—	140,905
Installment loans, net (1)	182,706	—	—	182,706

Total	$398,717	$75,106	$—	$323,611

Financial liabilities:
Liability for estimated losses on consumer loans guaranteed by the Company	$1,576	$—	$—	$1,576
Senior Notes	494,181	—	491,250	—

Total	$495,757	$—	$491,250	$1,576

	December 31, 2013	Fair Value Measurements Using
		Level 1	Level 2	Level 3
Financial assets:
Cash and cash equivalents	$47,480	$47,480	$—	$—
Short-term loans and line of credit accounts, net (1)	156,845	—	—	156,845
Installment loans, net (1)	146,622	—	—	146,622

Total	$350,947	$47,480	$—	$303,467

Financial liabilities:
Liability for estimated losses on consumer loans guaranteed by the Company	$2,047	$—	$—	$2,047
Affiliate Line of Credit	424,133	—	429,978	—

Total	$426,180	$—	$429,978	$2,047

(1)	Short-term loans, line of credit accounts and installment loans are included in “Consumer loans, net” in the consolidated balance sheets.

Fair Value Measurement for Contingent Consideration

The changes in the fair value of the contingent consideration, which is a Level 3 liability measured at fair value on a recurring basis, are summarized in the table below for the six months ended June 30, 2015 (dollars in thousands):

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Contingent consideration	Total
Balance at December 31, 2014	$—	$—
Issuance of contingent consideration (see Note 2)	6,140	6,140

Balance at June 30, 2015	$6,140	$6,140)